Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property and Equipment, Net [Abstract]
Schedule of property and equipment, net
	September 30, 2022	December 31, 2021
Buildings	$14,180	$14,180
Computer hardware	3,112	3,051
Tooling, machinery, and equipment	8,916	8,868
Vehicles	337	337
Computer software	4,027	1,032
Leasehold improvements	383	297
Construction in process	391,880	275,048
Less: Accumulated depreciation	(11,178)	(9,678)
Total property and equipment, net	$411,657	$293,135

	2021	2020
Land	$—	$13,043
Buildings	14,180	21,899
Building improvements	—	8,940
Computer hardware	3,051	4,058
Tooling, machinery and equipment	8,868	5,451
Vehicles	337	583
Computer software	1,032	7,095
Leasehold improvements	297	298
Construction in process	275,048	251,633
Less: Accumulated depreciation	(9,678)	(19,067)
Total property and equipment, net	$293,135	$293,933